INCOME TAX (Components of Deferred Tax Provision (Benefit)) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Deferred tax provision (benefit)	$ (355,000)	$ 590,000
Tax Depreciation Exceeding Book Depreciation [Member]
Deferred tax provision (benefit)	(1,691,703)	446,551
Lease Expense Per Book in Excess of Cash Paid [Member]
Deferred tax provision (benefit)	2,477,725
Federal Net Operating Loss Carryforward [Member]
Deferred tax provision (benefit)	(924,647)	11,053
State net operating loss carryforward [Member]
Deferred tax provision (benefit)	(22,687)	(5,063)
Decrease (Increase) of Rental Income Received in Advance [Member]
Deferred tax provision (benefit)	39,637	(39,818)
Increase in Anticipated PPP Loan Expenses to be Forgiven [Member]
Deferred tax provision (benefit)	(199,390)
(Decrease) In Unbilled Receivables [Member]
Deferred tax provision (benefit)	(47,962)	(2,358)
(Decrease) in Average Rent Payable [Member]
Deferred tax provision (benefit)		(25,186)
Litigation Deposit Due From Contractor [Member]
Deferred tax provision (benefit)		103,862
Other Deferred Income Tax Expense [Member]
Deferred tax provision (benefit)	$ 14,027	$ 100,959